The following table shows the movement of the Vedatis deferred payment liability during the year: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Initial fair value of deferred payment liability (Note 5)	$ 2,316,039	$ 46,431,629
Loss on revaluation of deferred payment liability	3,148,426
Payment – shares	(50,373,851)	(632,800)
Gain on revaluation of deferred payment liability	(621,780)	181,707
Current portion of deferred payment liability	2,391,863	27,244,146
Long-term portion of deferred payment liability	1,451,939	20,794,275
Vedatis [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	2,833,125
Initial fair value of deferred payment liability (Note 5)		2,649,930
Accretion	85,227	81,535
Loss on revaluation of deferred payment liability		181,707
Effect of movement in exchange rates	(54,807)	(80,047)
Payment – shares	(1,013,400)
Gain on revaluation of deferred payment liability	(472,381)
Balance, December 31, 2022	1,377,764	2,833,125
Current portion of deferred payment liability
Long-term portion of deferred payment liability	1,377,764
Vedatis [member] | Deferred payments [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	1,058,789
Initial fair value of deferred payment liability (Note 5)		1,047,028
Accretion	21,117	41,705
Loss on revaluation of deferred payment liability
Effect of movement in exchange rates	(66,506)	(29,944)
Payment – shares	(1,013,400)
Gain on revaluation of deferred payment liability
Balance, December 31, 2022		1,058,789
Current portion of deferred payment liability
Long-term portion of deferred payment liability
Vedatis [member] | Earn out payments [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	1,774,336
Initial fair value of deferred payment liability (Note 5)		1,602,902
Accretion	64,110	39,830
Loss on revaluation of deferred payment liability		181,707
Effect of movement in exchange rates	11,699	(50,103)
Payment – shares
Gain on revaluation of deferred payment liability	(472,381)
Balance, December 31, 2022	1,377,764	$ 1,774,336
Current portion of deferred payment liability
Long-term portion of deferred payment liability	$ 1,377,764